Other Payables	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
Other Payables
27.
OTHER PAYABLES

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$10,722	$11,408
Accrued compensation to employees and remuneration to directors and supervisors	2,500	2,783
Payables to contractors	2,265	2,484
Amounts collected for others	1,707	1,970
Accrued maintenance costs	1,117	1,210
Payables to equipment suppliers	720	557
Others	7,550	8,304
	$26,581	$28,716